Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net loss	¥ (91,279)	$ (12,856)	¥ (806,883)	¥ (6,429,059)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	155,001	21,831	204,207	213,082
Foreign exchange (gain)/loss	1,963	276	(36,937)	(7,689)
Share-based compensation	136,646	19,246	235,876	315,362
Loss on disposal of property and equipment	40,862	5,755	67,056	35,483
Changes in fair value of warrant liabilities	0	0	0	44,457
Allowance for credit losses	3,980	561	26,228	0
Other non-cash charges	0	0	5,838	0
Changes in operating assets and liabilities:
Accounts receivable	36,216	5,101	26,753	(152,714)
Inventories	133,012	18,734	(67,412)	(151,041)
Advance to suppliers	10,103	1,423	2,876	(49,578)
Prepayments and other current assets	(26,611)	(3,748)	292,312	(363,965)
Operating lease right-of-use assets	139,909	19,706	820,454	(742,349)
Other non-current assets	32,984	4,646	78,870	(49,175)
Accounts payable	(464,506)	(65,424)	(171,935)	478,676
Salary and welfare payable	(96,031)	(13,526)	84,364	107,780
Advances from customers and deferred revenue	(12,730)	(1,793)	9,530	103,076
Accrued expenses and other current liabilities	(135,403)	(19,071)	152,636	164,625
Operating lease liabilities	(149,928)	(21,117)	(842,094)	747,118
Other non-current liabilities	51,206	7,212	5,627	69,373
Net cash (used in)/generated from operating activities	(234,606)	(33,044)	87,366	(5,666,538)
Investing activities:
Purchases of property and equipment	(83,326)	(11,736)	(126,887)	(451,608)
Proceeds from disposal of property and equipment	26,241	3,696	5,785	547
Purchases of short-term investments	(8,167,389)	(1,150,353)	(6,469,060)	(9,078,466)
Maturities of short-term investments	8,734,823	1,230,274	6,574,015	5,454,087
Purchases of debt and equity investments	0	0	(30,980)	0
Proceeds from redemption of debt and equity investments	8,980	1,265	0	0
Loans to related parties	0	0	0	(2,500)
Repayment of loans from related parties	0	0	0	12,600
Net cash (used in)/generated from investing activities	519,329	73,146	(47,127)	(4,065,340)
Financing activities:
Proceeds from short-term borrowings	11,886,559	1,674,186	13,782,873	9,558,649
Repayment of short-term borrowings	(12,824,324)	(1,806,268)	(12,665,941)	(7,672,124)
Repayment of long-term borrowings	0	0	(57,875)	(87,000)
Issuance of redeemable convertible preferred shares, net of issuance costs	0	0	0	6,646,458
Issuance of redeemable noncontrolling interests	0	0	70,000	30,000
Proceeds from initial public offering, net of issuance costs	0		0	589,959
Repurchase of ordinary shares	0	0	(17,742)	(2,912)
Repayment of advance from shareholders	0	0	0	(20,390)
Proceeds from exercise of share-based awards	3,341	471	1,068	0
Net cash generated from/(used in) financing activities	(934,424)	(131,611)	1,112,383	9,042,640
Effect of exchange rate changes on cash and cash equivalents and restricted cash	456	65	35,896	(90,778)
Net (decrease)/increase in cash and cash equivalents	(649,245)	(91,444)	1,188,518	(780,016)
Cash and cash equivalents and restricted cash at the beginning of the year	1,858,950	261,828	670,432	1,450,448
Cash and cash equivalents and restricted cash at the end of the year	1,209,705	170,384	1,858,950	670,432
Supplemental disclosure of cash flow information:
Interest paid	103,848	14,627	133,731	77,100
Non-cash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	31,975	4,503	9,196	12,341
Issuance of Series B4 redeemable convertible preferred shares upon exercise of warrants	0	0	0	359,832
Issuance of Series C1 redeemable convertible preferred shares upon the extinguishment of advance from shareholders	0	0	0	158,506
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	1,209,225	170,316	1,856,187	662,768
Restricted cash	480	$ 68	2,763	7,664
Cash and cash equivalents and restricted cash at the end of the year	¥ 1,209,705		¥ 1,858,950	¥ 670,432